Label	Element	Value
Other Real Estate, Roll Forward [Table Text Block]	us-gaap_OtherRealEstateRollForwardTableTextBlock	Transactions in OREO for the years indicated are summarized as follows:

(Dollars in thousands)	2022	2021
Balance, beginning of year	$130	$499
Additions	—	—
Sales	—	(349)
Write-downs	(10)	(20)
Balance, end of year	$120	$130